UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:                     September 30, 2001

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.}:     [  ] is a restatement
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Thomas H. Lee
Address:       c/o Thomas H. Lee Company
               75 State Street
               Boston, MA  02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles Holden
Title:         Director of Finance
Phone:         (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on 31st day of January, 2001.

Thomas H. Lee
(Name of Institutional Manager)

/s/Charles Holden
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers:           0

Form 13F Information Table Entry Total       6

Form 13F Information Table Value Total       $882,974,808

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

Item 1         Item 2    Item 3    Item 4       Item 5                Item 6                 Item 7         Item 8

                                                                                                           Voting
                                   Fair         Shares of             Investment                            Authority
Name of       Title of  CUSIP      Market       Principal             Discretion             Managers       (Shares)
Issuer        Class     Number     Value        Amount         (a) Sole (b)Shared  (c)Shared see        (a) Sole  (b)Shared (c)None
                                                                        as Defined  Other    Instr.V
                                                                        In Instr.V

Tucker        Common    35644K103  119,633,816   5,018,197     5,018,197                                5,018,197
Anthony
Sutro Inc.

Fisher        Common    338032204  497,534,946  19,587,990    19,587,990                               19,587,990
Scientific
International,
Inc.

Finlay        Common    317884104    6,368,076     884,455       884,455                                  884,455
Enterprises,
Inc.

Rayovac       Common    755081106  113,007,975   7,410,359     7,410,359                                7,410,359
Corporation

Cott          Common    999300445  142,880,000   9,500,000     9,500,000                                9,500,000
Corporation

The Smith     Common    831758107    3,549,995   1,059,700      1,059,700                               1,059,700
and Wollensky
Restaurant
Group, Inc.

COLUMN
TOTALS                             882,974,808